LEASE LIABILITIES (Schedule of Carrying Values of Finance Lease Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current liabilities
Lease liabilities related to Right of Use assets	$ 1,631	$ 1,878
Sale and leaseback liabilities	45	102
Current liabilities	1,676	1,980
Non-Current liabilities
Lease liabilities related to Right of Use assets	12,267	13,790
Sale and leaseback liabilities	0	75
Non-current liabilities	$ 12,267	$ 13,865